Note 12 - Government Grants (Details Textual) - CAD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Statement Line Items [Line Items]
Government grants	$ 176,020		$ 182,077
Current grants receivables	$ 166,382		$ 172,485
Development of comprehensive, interactive phonetic English learning solution project [member]
Statement Line Items [Line Items]
Royalty percentage	2.50%
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%